SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the month ended: 09/30/2006

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-2989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 William O'Donnell    New York, New York    11/30/2006

 Report Type (Check only one.):

 [  ]        13F HOLDINGS REPORT.

 [  ]        13F NOTICE.

 [ X]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   84

 Form 13F Information Table Value Total:   842033

 List of Other Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

 I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     14651   301700 SH       SOLE                 301700        0      0
 Alcoa Inc.                    COM               013817101      7658   273100 SH       SOLE                 273100        0      0
 American Express              COM               025816109     14070   250900 SH       SOLE                 250900        0      0
 American Intl Group           COM               026874107     22933   346100 SH       SOLE                 346100        0      0
 Tyco International Ltd.       COM               902124106      9735   347800 SH       SOLE                 347800        0      0
 Banco Bilbao Vizcaya-Sp ADR   COM               05946K101      9678   418400 SH       SOLE                 418400        0      0
 Apache Corp                   COM               037411105     21475   339800 SH       SOLE                 339800        0      0
 Applied Materials             COM               038222105      8888   501300 SH       SOLE                 501300        0      0
 AXA ADR                       COM               054536107      8678   235100 SH       SOLE                 235100        0      0
 Bank of New York Co Inc.      COM               064057102     14333   406500 SH       SOLE                 406500        0      0
 Becton Dickinson              COM               075887109     17208   243500 SH       SOLE                 243500        0      0
 Taiwan Semiconductor ADR      COM               874039100     16139  1681192 SH       SOLE                1681192        0      0
 Boston Scientific Corp        COM               101137107      7133   482300 SH       SOLE                 482300        0      0
 Fedex Corporation             COM               31428X106     20247   186300 SH       SOLE                 186300        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     30454   648500 SH       SOLE                 648500        0      0
 Cisco Systems Inc.            COM               17275R102     13184   573700 SH       SOLE                 573700        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       642    24400 SH       DEFINED  1, 2         10300    14100      0
 Target Corporation            COM               87612E106     26548   480500 SH       SOLE                 480500        0      0
 Bank of America Corp          COM               060505104     21155   394900 SH       SOLE                 394900        0      0
 Citigroup                     COM               172967101     25843   520300 SH       SOLE                 520300        0      0
 First Data Corp.              COM               319963104     16115   383700 SH       SOLE                 383700        0      0
 General Electric              COM               369604103     24304   688500 SH       SOLE                 688500        0      0
 Grupo Televisa SA ADR         COM               40049J206     18364   863800 SH       DEFINED  1, 2        828900    34900      0
 Orix Spon ADR                 COM               686330101     11228    81300 SH       SOLE                  81300        0      0
 Harley- Davidson Inc          COM               412822108     13786   219700 SH       SOLE                 219700        0      0
 Hewlett-Packard               COM               428236103     16092   438600 SH       SOLE                 438600        0      0
 Juniper Networks              COM               48203R104     13416   776400 SH       SOLE                 776400        0      0
 Home Depot                    COM               437076102     11766   324400 SH       SOLE                 324400        0      0
 Intel Corporation             COM               458140100     11745   571000 SH       SOLE                 571000        0      0
 Johnson & Johnson             COM               478160104     17449   268700 SH       SOLE                 268700        0      0
 Hartford Financial Services   COM               416515104     19432   224000 SH       SOLE                 224000        0      0
 Radware Ltd                   COM               M81873107       697    51400 SH       DEFINED  1, 2         28000    23400      0
 Kohls Corp                    COM               500255104     13497   207900 SH       SOLE                 207900        0      0
 Legg Mason Inc                COM               524901105      9743    96600 SH       SOLE                  96600        0      0
 Lowe's Companies              COM               548661107     10262   365700 SH       SOLE                 365700        0      0
 Dominion Resources Inc/VA     COM               25746U109     13202   172600 SH       SOLE                 172600        0      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      5783   188300 SH       DEFINED  1, 2        166800    21500      0
 Merrill Lynch & Co.           COM               590188108     14541   185900 SH       SOLE                 185900        0      0
 Microsoft                     COM               594918104     25802   943400 SH       SOLE                 943400        0      0
 3M Co                         COM               88579Y101     17786   239000 SH       SOLE                 239000        0      0
 Embraer Aircraft ADR          COM               29081M102      7685   195700 SH       DEFINED  1, 2        185200    10500      0
 Petroleo Brasileiro SA ADR    COM               71654V408      4351    51900 SH       DEFINED  1, 2         41400    10500      0
 United Microelectronics ADR   COM               910873207      4694  1524088 SH       DEFINED  1, 2       1373506   150582      0
 Nike                          COM               654106103     17051   194600 SH       SOLE                 194600        0      0
 Oracle Systems                COM               68389X105     16110   908100 SH       SOLE                 908100        0      0
 Pfizer                        COM               717081103     21613   762100 SH       SOLE                 762100        0      0
 Philippine Long Distance ADR  COM               718252604       593    13600 SH       DEFINED  1, 2          5800     7800      0
 Siemens AG-Spon ADR           COM               826197501      7865    90300 SH       SOLE                  90300        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104     14589  1138900 SH       SOLE                1138900        0      0
 Satyam Computer Services ADR  COM               804098101      2306    59600 SH       DEFINED  1, 2         54600     5000      0
 St. Paul Travelers Cos Inc    COM               792860108     17715   377800 SH       SOLE                 377800        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204      4227   317825 SH       DEFINED  1, 2        275604    42221      0
 Kookmin Bank ADR              COM               50049M109      9488   121600 SH       SOLE                 121600        0      0
 Chevron Corp                  COM               166764100     22662   349400 SH       SOLE                 349400        0      0
 Cia Vale do Rio Doce-ADR      COM               204412209       356    16500 SH       DEFINED  1, 2          5300    11200      0
 Teva Pharmaceutical ADR       COM               881624209     10547   309400 SH       DEFINED  1, 2        284900    24500      0
 Texas Instruments             COM               882508104     14022   421700 SH       SOLE                 421700        0      0
 Marathon Oil Corp             COM               565849106     24116   313600 SH       SOLE                 313600        0      0
 Sanofi-Aventis ADR            COM               80105N105      6444   144900 SH       SOLE                 144900        0      0
 Randgold Resources Ltd. ADR   COM               752344309       884    43400 SH       DEFINED  1, 2         12100    31300      0
 Xerox                         COM               984121103      9839   632300 SH       SOLE                 632300        0      0
 News Corp Inc-Cl A            COM               65248E104     12853   654100 SH       SOLE                 654100        0      0
 Freescale Semiconductor-B     COM               35687M206      9160   241000 SH       SOLE                 241000        0      0
 Ameriprise Financial Inc.     COM               03076C106      4760   101500 SH       SOLE                 101500        0      0